Affiliated companies and other equity-method investees - Summary of aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees (Detail) - Affiliated companies and other equity-method investees [Member] - JPY (¥)
¥ in Millions
	Mar. 31, 2017	Mar. 31, 2016
Subsidiary or Equity Method Investee [Line Items]
Carrying amount	¥ 414,563	¥ 387,825
Fair value	¥ 533,213	¥ 487,656